Other Income - Additional Information (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Other Income [Abstract]
Proceeds form insurance	$ 32.1
Gains on change in fair value of derivatives	0.6
Other income	$ 32.7	$ 0.0